PROPERTY, PLANT AND EQUIPMENT (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment Details 1Abstract
Payables for capital expenditure at the beginning of the period	$ (11.1)	$ (14.4)	$ (10.7)
Additions of property, plant and equipment (note 14)	(67.7)	(76.3)	(92.4)
Payables for capital expenditure at the end of the period	13.6	11.1	14.4
Currency translation adjustments	0.1	0.0	0.4
Total Cash Flow	$ (65.1)	$ (79.6)	$ (88.3)